UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Regal Total Return Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 48.8%
	COMMUNICATIONS – 1.2%
4,818	AT&T, Inc.	$171,135
105	Priceline Group, Inc.*	120,894
		292,029
	CONSUMER DISCRETIONARY – 7.9%
1,670	Alaska Air Group, Inc.	107,598
1,423	Cintas Corp.	120,372
1,700	Delphi Automotive PLC	144,653
2,029	Dick's Sporting Goods, Inc.	105,041
1,106	Ecolab, Inc.	125,055
2,844	Gap, Inc.	108,555
1,488	Genuine Parts Co.	133,221
1,891	Las Vegas Sands Corp.	99,410
2,747	Leggett & Platt, Inc.	133,724
3,418	Lowe's Cos., Inc.	228,903
1,500	McDonald's Corp.	142,605
779	Polaris Industries, Inc.	115,378
1,271	Stanley Black & Decker, Inc.	133,760
6,380	Swatch Group A.G. - ADR	123,903
1,644	VF Corp.	114,653
		1,936,831
	CONSUMER STAPLES – 8.0%
23,322	AMBEV SA - ADR	142,264
2,469	Archer-Daniels-Midland Co.	119,055
1,351	Brown-Forman Corp. - Class B	135,343
1,065	Clorox Co.	110,781
2,786	Coca-Cola Co.	109,295
2,028	Colgate-Palmolive Co.	132,652
2,176	Hormel Foods Corp.	122,661
1,044	Kimberly-Clark Corp.	110,633
1,695	McCormick & Co., Inc.	137,210
1,298	PepsiCo, Inc.	121,155
1,284	Philip Morris International, Inc.	102,938
1,633	Procter & Gamble Co.	127,766
3,125	Sysco Corp.	112,813
1,555	Target Corp.	126,935
1,823	Wal-Mart Stores, Inc.	129,305
1,461	Walgreens Boots Alliance, Inc.	123,367
		1,964,173
	ENERGY – 3.0%
1,172	Chevron Corp.	113,063
1,427	Core Laboratories N.V.	162,735
2,864	Enbridge, Inc.	134,006

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
1,100	EOG Resources, Inc.	$96,305
1,475	Exxon Mobil Corp.	122,720
1,177	Schlumberger Ltd.	101,446
		730,275
	FINANCIALS – 7.1%
2,365	Aflac, Inc.	147,103
7,055	Banco Santander Chile - ADR ADR	142,864
688	Berkshire Hathaway, Inc. - Class B*	93,644
287	BlackRock, Inc.	99,296
1,391	Chubb Corp.	132,340
2,557	Cincinnati Financial Corp.	128,310
488	Credit Acceptance Corp.*	120,136
906	Everest Re Group Ltd.	164,901
2,612	Franklin Resources, Inc.	128,066
3,332	HCP, Inc.	121,518
1,691	T. Rowe Price Group, Inc.	131,442
2,918	Toronto-Dominion Bank	124,044
2,068	Waddell & Reed Financial, Inc. - Class A	97,837
4,500	Western Union Co.	91,485
		1,722,986
	HEALTH CARE – 8.7%
2,722	Abbott Laboratories	133,596
1,972	AbbVie, Inc.	132,499
1,671	Baxter International, Inc.	116,853
861	Becton, Dickinson and Co.	121,961
662	C.R. Bard, Inc.	113,003
1,557	Cardinal Health, Inc.	130,243
1,254	Express Scripts Holding Co.*	111,531
949	Gilead Sciences, Inc.	111,109
2,125	ICON PLC*	143,012
3,956	Insulet Corp.*	122,577
1,348	Johnson & Johnson	131,376
934	Laboratory Corp. of America Holdings*	113,219
1,529	Medtronic PLC	113,299
1,390	Novartis AG - ADR	136,693
2,636	Novo Nordisk A.S. - ADR	144,347
2,915	Sanofi - ADR	144,380
1,128	Varian Medical Systems, Inc.*	95,124
		2,114,822
	INDUSTRIALS – 3.3%
7,117	ABB Ltd. - ADR*	148,603
1,874	Dover Corp.	131,517

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
2,480	Emerson Electric Co.	$137,467
1,346	Illinois Tool Works, Inc.	123,549
2,097	Pentair PLC	144,169
479	W.W. Grainger, Inc.	113,355
		798,660
	MATERIALS – 6.1%
837	3M Co.	129,149
909	Air Products & Chemicals, Inc.	124,378
9,389	Cameco Corp.	134,075
10,013	Dominion Diamond Corp.	140,282
8,343	Goldcorp, Inc.	135,157
881	Monsanto Co.	93,906
5,354	Nucor Corp.	235,951
4,617	Potash Corp. of Saskatchewan, Inc.	142,988
986	PPG Industries, Inc.	113,114
477	Sherwin-Williams Co.	131,185
827	Sigma-Aldrich Corp.	115,242
		1,495,427
	TECHNOLOGY – 3.0%
1,546	Automatic Data Processing, Inc.	124,035
6,539	EVERTEC, Inc.	138,888
663	International Business Machines Corp.	107,844
1,206	McGraw Hill Financial, Inc.	121,143
4,098	Silicon Motion Technology Corp. - ADR ADR	141,832
2,263	Syntel, Inc.*	107,447
		741,189
	UTILITIES – 0.5%
2,111	Consolidated Edison, Inc.	122,185

	TOTAL COMMON STOCKS (Cost $11,992,219)	11,918,577

	EXCHANGE-TRADED FUNDS – 28.1%
4,682	CurrencyShares Swiss Franc Trust*	486,600
6,455	iShares 1-3 Year Credit Bond ETF	679,905
8,238	iShares 1-3 Year Treasury Bond ETF	699,077
3,618	iShares 10+ Year Credit Bond ETF	206,769
8,954	iShares Floating Rate Bond ETF	453,431
7,523	iShares iBoxx $High Yield Corporate Bond ETF	668,042
5,900	iShares iBoxx $Investment Grade Corporate Bond ETF	682,748
4,120	iShares Intermediate Credit Bond ETF	448,503
6,178	iShares MBS ETF	671,054
8,503	Market Vectors Agribusiness ETF	468,685

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS (Continued)
12,761	Market Vectors Oil Service ETF	$445,359
19,321	PowerShares DB U.S. Dollar Index Bullish Fund*	483,605
18,861	WisdomTree Chinese Yuan Stragegy Fund	485,671

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,950,087)	6,879,449

	SHORT-TERM INVESTMENTS – 22.4%
5,478,001	Fidelity Institutional Money Market Fund, 0.11%[1,2]	5,478,001

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,478,001)	5,478,001

	TOTAL INVESTMENTS – 99.3% (Cost $24,420,307)	24,276,027
	Other assets in Excess of liabilities – 0.7%	168,481

	TOTAL NET ASSETS –100.0%	$24,444,508

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS – (0.2)%
	CALL OPTIONS – (0.2)%
(6)	3M Co. Exercise Price: $165, Expiration Date: July 17, 2015*	$(54)
(19)	Abbvie, Inc. Exercise Price: $70, Expiration Date: September 18, 2015*	(2,945)
(23)	Aflac, Inc. Exercise Price: $65, Expiration Date: August 21, 2015*	(1,058)
(9)	Air Products & Chemicals, Inc. Exercise Price: $145, Expiration Date: September 18, 2015*	(2,205)
(24)	Archer-Daniels-Midland Co. Exercise Price: $55, Expiration Date: September 18, 2015*	(408)
(48)	AT&T, Inc. Exercise Price: $36, Expiration Date: October 16, 2015*	(3,744)
(15)	Automatic Data Processing, Inc. Exercise Price: $87.50, Expiration Date: August 21, 2015*	(300)
(8)	Becton, Dickinson and Co. Exercise Price: $150, Expiration Date: September 18, 2015*	(1,040)
(6)	C.R. Bard, Inc. Exercise Price: $175, Expiration Date: July 17, 2015*	(510)
(11)	Chevron Corp. Exercise Price: $100, Expiration Date: September 18, 2015*	(1,562)
(11)	Chubb Corp. Exercise Price: $105, Expiration Date: July 17, 2015*	—
(14)	Cintas Corp. Exercise Price: $85, Expiration Date: August 21, 2015*	(3,150)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(10)	Clorox Co. Exercise Price: $110, Expiration Date: July 17, 2015*	$(120)
(16)	Colgate-Palmolive Co. Exercise Price: $70, Expiration Date: August 21, 2015*	(432)
(21)	Consolidated Edison, Inc. Exercise Price: $65, Expiration Date: August 21, 2015*	—
(18)	Dover Corp. Exercise Price: $75, Expiration Date: September 18, 2015*	(1,980)
(11)	Ecolab, Inc. Exercise Price: $120, Expiration Date: July 17, 2015*	(110)
(24)	Emerson Electric Co. Exercise Price: $60, Expiration Date: September 18, 2015*	(912)
(14)	Exxon Mobil Corp. Exercise Price: $92.50, Expiration Date: July 17, 2015*	(14)
(26)	Franklin Resources, Inc. Exercise Price: $55, Expiration Date: October 16, 2015*	(520)
(12)	Genuine Parts Co. Exercise Price: $95, Expiration Date: August 21, 2015*	(600)
(33)	HCP, Inc. Exercise Price: $40, Expiration Date: October 16, 2015*	(825)
(20)	Hormel Foods Corp. Exercise Price: $60, Expiration Date: September 18, 2015*	(1,400)
(13)	Illinois Tool Works, Inc. Exercise Price: $95, Expiration Date: September 18, 2015*	(2,210)
(13)	Johnson & Johnson Exercise Price: $105, Expiration Date: July 17, 2015*	(78)
(10)	Kimberly-Clark Corp. Exercise Price: $115, Expiration Date: July 17, 2015*	(100)
(27)	Leggett & Platt, Inc. Exercise Price: $50, Expiration Date: September 18, 2015*	(3,051)
(16)	McCormick & Co., Inc. Exercise Price: $85, Expiration Date: September 18, 2015*	(1,360)
(15)	McDonald's Corp. Exercise Price: $100, Expiration Date: July 17, 2015*	(285)
(12)	McGraw Hill Financial, Inc. Exercise Price: $105, Expiration Date: August 21, 2015*	(2,040)
(15)	Medtronic PLC Exercise Price: $77.50, Expiration Date: August 21, 2015*	(1,140)
(20)	Pentair PLC Exercise Price: $65, Expiration Date: August 21, 2015*	(10,020)
(12)	PepsiCo, Inc. Exercise Price: $100, Expiration Date: July 17, 2015*	(84)
(8)	PPG Industries, Inc. Exercise Price: $115, Expiration Date: August 21, 2015*	(2,560)

Regal Total Return Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2015 (Unaudited)

Number of Contracts		Value

	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(13)	Procter & Gamble Co. Exercise Price: $85, Expiration Date: July 17, 2015*	$—
(12)	Stanley Black & Decker, Inc. Exercise Price: $105, Expiration Date: July 17, 2015*	(1,908)
(31)	Sysco Corp. Exercise Price: $40, Expiration Date: August 21, 2015*	(465)
(13)	T. Rowe Price Group, Inc. Exercise Price: $85, Expiration Date: July 17, 2015*	—
(15)	Target Corp. Exercise Price: $82.50, expiration Date: July 17, 2015*	(1,470)
(16)	VF Corp. Exercise Price: $72.50, Expiration Date: August 21, 2015*	(1,600)
(4)	W.W. Grainger, Inc. Exercise Price: $260, Expiration Date: July 17, 2015*	(20)
(18)	Wal-Mart Stores, Inc. Exercise Price: $75, Expiration Date: September 18, 2015*	(1,350)
(14)	Walgreens Boots Alliance, Inc. Exercise Price: $90, Expiration Date: October 16, 2015*	(2,940)
		(56,570)
	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $86,121)	(56,570)

ADR – American Depositary Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.
[2]	Security segregated as cover for open written options contracts.

 See accompanying Notes to Schedule of Investments.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2015 (Unaudited)

Note 1 -	Organization
Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 -	Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)	Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b)	Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2015 (Unaudited)

(c)	Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 -	Federal Income Taxes
At June 30, 2015, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$24,547,273

Gross unrealized appreciation	$475,161
Gross unrealized depreciation	(746,407)

Net unrealized depreciation on investments	$(271,246)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 -	Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Regal Total Return Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
June 30, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$11,918,577	$-	$-	$11,918,577
Exchange-Traded Funds	6,879,449	-	-	6,879,449
Short-Term Investments	5,478,001	-	-	5,478,001
Total Investments	$24,276,027	$-	$-	$24,276,027
Liabilities
Written Options Contracts	$48,755	$7,815	$-	$56,570

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	08/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	08/27/15

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	08/27/15

*	Print the name and title of each signing officer under his or her signature.